Subsequent Events (Details Narrative) - USD ($)						12 Months Ended
	Apr. 02, 2019	Mar. 31, 2019	Mar. 26, 2019	Feb. 01, 2019	Dec. 20, 2018	Dec. 31, 2018	Dec. 31, 2018
Number of shares issued during period							8,164
Number of shares issued during period, value						$ 725,000	$ 16,328
Subsequent Event [Member] | Promissory Note [Member] | Kenar Overseas Corp [Member]
Debt instrument face amount			$ 1,000,000
Percentage of debt interest rate			18.00%
Increase in debt interest rate			24.00%
Subsequent Event [Member] | Promissory Note [Member] | Lobo Holdings, LLC [Member]
Debt instrument face amount	$ 100,000
Percentage of debt interest rate	18.00%
Board of Directors [Member]
Stock option granted - Eligible number of shares					705,000
Stock option exercise price					$ 2.00
One Investor [Member] | Subsequent Event [Member]
Number of shares sold during period	5,000			5,000
Shares sold, price per share	$ 2.00			$ 2.00
John Keeler [Member] | Subsequent Event [Member] | Promissory Note [Member]
Number of shares pledged to secure company's obligation	1,000,000		5,000,000
Holders of Series A Preferred Stock [Member] | Subsequent Event [Member]
Number of shares issued during period		14,130
Number of shares issued during period, value		$ 28,260